SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF VARIOUS CLASSES OF PROPERTY AND EQUIPMENT AND ESTIMATED USEFUL LIVES

The various classes of property and equipment and estimated useful lives are as follows:

Office furniture and equipment	3 to 7 years
Vehicles	5 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Shorter of Useful Life or Remaining Term of Lease

SCHEDULE OF DISAGGREGATED REVENUES BY DISTRIBUTION CHANNEL

The following table present our disaggregated revenues by distribution channel:

	For the Three Months Ended
	March 31
	2024	2023
Sales
Direct to Customer	5,203	10,038
Original equipment manufacturer	7,302	8,753
Total	$12,505	$18,791

The following table present our disaggregated revenues by distribution channel:

	December 31,
Sales	2023	2022
Direct to Customer	36,875	52,446
Original equipment manufacturer	27,517	33,805
Total	$64,392	$86,251

SCHEDULE OF WARRANTY OBLIGATION
	March 31, 2024	December 31, 2023
Beginning warranty obligation	307	328
Provision of warranty expense	197	397
Settlement of warranty claims	(90)	(418)
Ending warranty obligation	$414	$307

	December 31,
	2023	2022
Beginning warranty obligation	$328	$-
Provision of warranty expense	397	328
Settlement of warranty claims	(418)	-
Ending warranty obligation	$307	$328

SCHEDULE OF POTENTIAL SHARES OF COMMON STOCK EXCLUDED FROM DILUTED NET LOSS PER SHARE
	March 31, 2024	March 31, 2023
Warrants	24,510,575	10,923,915
Restricted stock units	162,125	111,015
Options	2,315,299	-
Weighted average number of common shares-basic	26,987,999	11,034,930

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	December 31, 2023	December 31, 2022
Warrants	24,510,575	16,708,414
Restricted stock units	47,000	180,000
Options	2,364,787	3,642,958
Weighted average number of common shares-basic	26,922,362	20,531,372